ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

The Commodore Majesty®

Individual Flexible Premium Deferred Variable Annuities

Annual Supplement Dated May 1, 2019 to

The Commodore Majesty Prospectus Dated May 1, 2010

The information in this Supplement updates and otherwise supplements The Commodore Majesty Prospectus dated May 1, 2010 (the “2010 Majesty Prospectus”). Please read this Supplement carefully and retain it for future reference.

The Commodore Majesty Prospectus currently includes the documents listed below.

•	Annual Supplement Dated May 1, 2019, which includes prospectus information that is updated annually

•	Supplement Dated May 1, 2019, which includes other prospectus information that has been revised since May 1, 2010

•	2010 Majesty Prospectus

•	2010 Supplemental Prospectus-Guaranteed Withdrawal Benefit Riders (“2010 GWB Rider Supplement”), which applies only to Contracts issued before June 1, 2009 with a guaranteed withdrawal benefit rider

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2018, accompany this Annual Supplement.

How to Get Copies of Documents and Financial Statements

You can access the documents and financial statements described above on our website at gaig.com/annuities/pages/variable-compliance-docs.aspx. If you would like a free paper copy of any document or financial statement described above, contact us.

Our Contact Information

Company Name:	Annuity Investors Life Insurance Company
Mailing Address:	P.O. Box 5423, Cincinnati OH 45201-5423
Service Center:	1.800.789.6771
Website:	gaig.com

Form and File Numbers

Our contract form numbers for The Commodore Majesty are P1805201NW, P1805301NW, P1809403NW and P1809503NW. Form numbers may vary by state. The SEC file number for The Commodore Majesty is 333-88302.

Terminology

Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2010 Majesty Prospectus.

PORTFOLIOS

The updated information set out below replaces in its entirety the Portfolio information on the COVER PAGE of the 2010 Majesty Prospectus.

The Subaccounts under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Diversified Dividend Fund – Series I Shares

Invesco V.I. Health Care Fund – Series I Shares

Invesco V.I. Government Securities Fund – Series II Shares

Invesco V.I. Managed Volatility Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series II Shares

Invesco V.I. Mid Cap Growth Fund – Series II Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class II

VP Mid Cap Value Fund – Class II

VP Ultra® Fund – Class II

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed on April 30, 2012)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed on April 30, 2012)

Dreyfus Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

Dreyfus Stock Index Fund, Inc. – Service Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Dreyfus Variable Investment Fund

Appreciation Portfolio – Service Shares

Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Service Shares

Janus Henderson VIT Enterprise Portfolio – Service Shares

Janus Henderson VIT Global Research Portfolio – Service Shares (Closed on November 30, 2004)

Janus Henderson VIT Overseas Portfolio – Service Shares

Janus Henderson VIT Research Portfolio – Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio – Class I

Discovery Portfolio – Class I

U.S. Real Estate Portfolio – Class I

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio – Class S

Mid Cap Growth Portfolio – Class S

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Conservative Balanced Fund/VA – Service Shares (Closed on April 30, 2009)

Oppenheimer Global Fund/VA – Service Shares

Oppenheimer Main Street Fund®/VA – Service Shares

Oppenheimer Main Street Small Cap Fund/VA – Service Shares

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio – Administrative Class

PIMCO Real Return Portfolio – Administrative Class

PIMCO Total Return Portfolio – Administrative Class

Rydex Variable Trust

Guggenheim Long Short Equity Fund (Closed on April 30, 2015)

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Closed Portfolios

Each investment option listed above as “Closed” is available only to Contract Owners who held Accumulation Units in the Subaccount on the date on which it was closed. A Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Morningstar Portfolios

If your Contract Effective date is before June 1, 2009 and you have activated a guaranteed withdrawal benefit rider, you may only allocate funds to the Morningstar Portfolios.

Portfolio Changes since May 1, 2010

The list of Portfolios reflects name changes and acquisitions that have occurred since May 1, 2010 as described below. If the name of a Portfolio was changed, it is listed under its new name. If a Portfolio was acquired by another Portfolio, the acquired Portfolio is no longer included in the list.

ALPS Variable Investment Trust

On or about April 30, 2016, the ALPS Variable Investment Trust Portfolios were renamed. Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio. Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio. Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio. Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

American Century Variable Portfolios, Inc.

Effective April 25, 2014, American Century VP VistaSM Fund (the “Target Fund”) was acquired by American Century VP Capital Appreciation Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

Dreyfus Investment Portfolios

•	As of May 2, 2016, Mid Cap Stock Portfolio is available to all contract owners.

•

Effective on or about June 3, 2019, Dreyfus Investment Portfolios is scheduled to be renamed BNY Mellon Investment Portfolios. There will be no change in the name of the Mid Cap Stock Portfolio or the Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.

Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. is scheduled to be renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Effective May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. is scheduled to be renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund

•

On or about April 30, 2016, Dreyfus VIF Money Market Portfolio was renamed Dreyfus VIF Government Money Market Portfolio. The Portfolio will invest at least 99.5% of its assets in government securities, cash or repurchase agreements that are fully collateralized.

•

Effective on or about June 3, 2019, Dreyfus Variable Investment Fund is scheduled to be renamed BNY Mellon Variable Investment Fund. There will be no change in the names of the Appreciation Portfolio or the Government Money Market Portfolio.

Franklin Templeton Variable Insurance Products Trust

Effective May 1, 2014, Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund.

Invesco Variable Insurance Funds

•

On or about May 1, 2011, Invesco V.I. Financial Services Fund (the “Target Fund”) was acquired by Invesco V.I. Dividend Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. On April 30, 2012, Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund.

•

On or about May 1, 2011, Invesco Van Kampen V.I. Value Portfolio (the “Target Fund”) was acquired by Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Comstock Fund changed its name to Invesco V.I. Comstock Fund.

•

On April 30, 2012, Invesco V.I. Capital Development Fund (the “Target Fund”) was acquired by Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”). Shareholders received the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations. Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

•

On July 15, 2012, Invesco Van Kampen V.I Mid Cap Value Fund (which was incorrectly listed as Invesco Van Kampen V.I. U.S. Midcap Value Portfolio in the 2010 Majesty Prospectus) changed its name to Invesco Van Kampen V.I. American Value Fund. Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

•	Effective May 1, 2014, Invesco V.I. Utilities Fund changed its name to Invesco V.I. Managed Volatility Fund.

Janus Aspen Series

•	Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

•	Effective May 1, 2017, Janus Aspen Janus Portfolio was renamed Janus Aspen Research Portfolio.

•

Effective on June 5, 2017, the Janus Aspen Series Portfolios were renamed. Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio. Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio. Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio. Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio. Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.

•	As of May 2, 2016, Morgan Stanley UIF Core Plus Fixed Income Portfolio is available to all contract owners.

•	Effective May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

•	Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

Neuberger Berman Advisers Management Trust

•

On or about November 6, 2015, Neuberger Berman AMT Small Cap Growth Portfolio (the “Target Portfolio”) was acquired by Neuberger Berman AMT Mid Cap Growth Portfolio (the “Acquiring Portfolio”). Shareholders received the same class of shares of the Acquiring Fund for their shares of the Target Fund, and the Target Fund was liquidated and ceased operations.

•	Effective April 30, 2019, Guardian Portfolio was merged into Sustainable Equity Portfolio.

Oppenheimer Variable Account Funds

•

Effective April 30, 2011, Oppenheimer Main Street Small Cap Fund/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund®/VA. Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA changed its name to Oppenheimer Main Street Small Cap Fund®/VA.

•	Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

•	Effective April 30, 2013, Oppenheimer Global Securities Fund/VA changed its name to Oppenheimer Global Fund/VA.

•	Effective May 1, 2015, Oppenheimer Capital Income Fund/VA changed its name to Oppenheimer Conservative Balanced Fund/VA.

•

On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds is scheduled to be merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Oppenheimer Capital Appreciation Fund/VA will be merged into Invesco Oppenheimer V.I. Capital Appreciation Fund. Oppenheimer Main Street Fund® /VA will be merged into Invesco Oppenheimer V.I. Main Street Fund®. Service shares will be re-designated as Series II shares.

Rydex Variable Trust

On February 29, 2012, Rydex VT U.S. Long Short Momentum Fund was acquired by Guggenheim Funds and changed its name to Guggenheim U.S. Long Short Momentum Fund. Effective October 30, 2013, Guggenheim VT U.S. Long Short Momentum Fund changed its name to Guggenheim VT Long Short Equity Fund.

Wilshire Variable Insurance Trust

Effective on May 1, 2016, the Wilshire Variable Insurance Trust Funds were renamed. 2015 ETF Fund was renamed 2015 Fund. 2025 ETF Fund was renamed 2025 Fund. 2035 ETF Fund was renamed 2035 Fund. Effective December 7, 2018, each of Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund was merged into Wilshire Global Allocation Fund.

EXPENSE TABLES

The information below replaces in its entirety the EXPENSE TABLES section of the 2010 Majesty Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

(Replaces Table A in the 2010 Majesty Prospectus)

This table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)	7.00%	7.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread	3.00%	7.00%

•

Contingent Deferred Sales Charge: The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

•	Transfer Fee: The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

•

Loan Interest Spread: Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 1%, the maximum loan interest spread is 7%.

Table B-1: Annual Expenses: Contract Only

(Replaces Table B in the 2010 Majesty Prospectus)

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.50%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.65%

•	Contract Maintenance Fee: If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table B-2: Annual Expenses: Contract with Guaranteed Withdrawal Benefit Rider

(Replaces table on Page 2 of the 2010 GWB Rider Supplement)

This table describes the annual rider charge that you will pay periodically during the time that you own the Contract if you activate one of the guaranteed withdrawal benefit riders. The charge is deducted from your account value. The charge is a percentage of the rider benefit base amount.

Rider Charge for:	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider	0.40%	1.00%

•

Rider Charge Rate: We may change the rider charge rate at any time or times that you activate the rider after the rider issue date, you elect to reset the benefit base amount, or you take an excess withdrawal. The rider charge rate will never be more than the maximum rate set out in the table above.

Table C: Total Annual Portfolio Operating Expenses

(Replaces Table C in the 2010 Majesty Prospectus)

This table shows the minimum and maximum total operating expenses charged by the identified Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in that Portfolio’s prospectus.

	Current Portfolios	Current and Closed Portfolios Combined	Morningstar Portfolios
Maximum Portfolio Operating Expenses	1.43%	1.62%	1.00%
Minimum Portfolio Operating Expenses	0.52%	0.52%	0.91%

•

Portfolio Expenses: The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2018. Actual expenses of a Portfolio in future years may be higher or lower.

•

Current Portfolios: This column applies if you have allocated funds only to the Current Subaccounts. In this case, the maximum expenses are the expenses of the Wilshire Global Allocation Fund and the minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

•

Current and Closed Portfolios Combined: This column applies if you have allocated funds to both Current Subaccounts and Closed Subaccounts. In this case, the maximum expenses are the expenses of the Rydex Variable Trust Guggenheim Long Short Equity Fund and the minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

•

Morningstar Portfolios: This column applies if your contract effective date is before June 1, 2009, and you activated a guarantee withdrawal benefit rider. In this case, the maximum expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio and the minimum expenses are the expenses of the Morningstar Growth ETF Asset Allocation Portfolio.

•

Fund of Funds: The Morningstar Portfolios and the Wilshire Portfolios are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Morningstar Portfolio and each Wilshire Portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

EXAMPLES

The information below replaces in its entirety the EXAMPLES section of the 2010 Majesty Prospectus.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, the annual Contract expenses, and Portfolio fees and expenses. Your actual costs may be higher or lower than the costs shown in the examples.

By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Contract with Maximum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 1 on Page 8 of the 2010 Majesty Prospectus.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.43%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,046	$1,506	$1,964	$4,616
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$346	$1,106	$1,964	$4,616

Example 2: Contract with Minimum Fund Operating Expenses—Current Portfolios Only

This example replaces Example 2 on Page 8 of the 2010 Majesty Prospectus

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.65%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$954	$1,217	$1,462	$3,498
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$254	$817	$1,462	$3,498

Example 3: Contract with Maximum Fund Operating Expenses—Current and Closed Portfolios

This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.62%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,065	$1,565	$2,066	$4,835
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$365	$1,165	$2,066	$4,835

Example 4: Contract with Minimum Fund Operating Expenses—Current and Closed Portfolios

This example applies only if you have allocated funds to a Closed Subaccount. It is a new example.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.65%), and the minimum Portfolio expenses (0.52%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$954	$1,217	$1,462	$3,498
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$254	$817	$1,462	$3,498

Example 5: Contract with Optional Guaranteed Withdrawal Benefit Rider and Maximum Fund Operating Expenses—Morningstar Portfolios

This example applies only if your Contract was issued before June 1, 2009 and you have activated one of the guaranteed withdrawal benefit riders. It replaces the example on page 4 of the 2010 GWB Rider Supplement.

•	You invest $10,000 in a Contract for the time periods indicated and your investment has a 5% annual return.

•

You activate the Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation when you purchase your Contact. The rollup rate for the rider is 5%. The maximum rider charge of 1.20% is incurred.

•

You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the period indicated, which is the Portfolio with the highest expenses (1.00%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	The annual contract maintenance fee ($30) and the Separate Account annual expenses (1.65%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,123	$1,757	$2,420	$5,719
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$423	$1,357	$2,420	$5,719

FINANCIAL INFORMATION

The paragraph below replaces in its entirety the FINANCIAL INFORMATION section of the 2010 Majesty Prospectus and the FINANCIAL INFORMATION section of the 2010 GWB Rider Supplement.

The financial statements of Annuity Investors Variable Account C for the year ended December 31, 2018, accompany this Supplement and are available at gaig.com/annuities/pages/variable-compliance-docs.aspx.

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2018, 2017 and 2016 are available at gaig.com/annuities/pages/variable-compliance-docs.aspx. If you would like a free paper copy of these financial statements, contact us.

PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES sections of the 2010 Majesty Prospectus.

Current Portfolios, Share Classes, Portfolio Investment Categories and Advisors

PORTFOLIO	CLASS	CATEGORY	ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund	Series I	US equity mid cap: mid-cap blend	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund	Series I	US equity large cap value: large value	Invesco Advisers, Inc.

Invesco V.I. Core Equity Fund	Series I	US equity large cap blend: large blend	Invesco Advisers, Inc.

Invesco V.I. Diversified Dividend Fund	Series I	US equity large cap value: large value	Invesco Advisers, Inc.

Invesco V.I. Health Fund	Series I	Healthcare sector equity: health	Invesco Advisers, Inc.

Invesco V.I. Government Securities Fund	Series II	US fixed income: intermediate government	Invesco Advisers, Inc.

Invesco V.I. Managed Volatility Fund	Series II	Aggressive allocation: 70% to 85% equity	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Core Equity Fund	Series II	US equity mid cap: mid-cap blend	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund	Series II	US equity mid cap: mid-cap growth	Invesco Advisers, Inc.

Invesco V.I. Small Cap Equity Fund	Series I	US equity small cap: small blend	Invesco Advisers, Inc.

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Moderate allocation: 50% to 70% equity	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment Management LLC)

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Cautious allocation: 15% to 30% equity	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment Management LLC)

Morningstar Growth ETF Asset Allocation Portfolio	Class II	Aggressive allocation: 70% to 85% equity	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment Management LLC)

Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Cautious allocation: 30% to 50% equity	ALPS Advisers, Inc. (Sub-Advisor Morningstar Investment Management LLC)

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund	Class I	US equity mid cap: mid-cap growth	American Century Investment Management, Inc.

VP Large Company Value Fund	Class II	US equity large cap value: large value	American Century Investment Management, Inc.

VP Mid Cap Value Fund	Class II	US equity mid cap: mid-cap value	American Century Investment Management, Inc.

VP Ultra® Fund	Class II	US equity large cap growth: large growth	American Century Investment Management, Inc.

Calamos Advisors Trust

Calamos Growth and Income Portfolio (closed on April 30, 2012)	N/A	Aggressive allocation: 70% to 85% equity	Calamos Advisors LLC

Davis Variable Account Fund

Davis Value Portfolio (closed on April 30, 2015)	N/A	US equity large cap blend: large blend	Davis Selected Advisors (Sub-Advisor Davis Selected Advisers-NY, an affiliate of Davis Selected Advisors, L.P.)

Dreyfus Investment Portfolios

MidCap Stock Portfolio	Service	US equity mid cap: mid-cap blend	Mellon Investments Corporation

Technology Growth Portfolio	Initial	Technology sector equity: technology	Mellon Investments Corporation

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index Fund, Inc.	Service	US equity large cap blend: large blend	Mellon Investments Corporation (Index Manager BNY Mellon Asset Management North American Corporation, an affiliate of Mellon Investments Corporation)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Service	US equity large cap blend: large blend	The Dreyfus Corporation (Sub-Adviser Newton Investment Management (North America) Limited)

Dreyfus Variable Investment Fund

Appreciation Portfolio	Service	US equity large cap blend: large blend	The Dreyfus Corporation (Sub-Adviser Fayez Sarofim & Co.)

Government Money Market Portfolio	N/A	US money market: money market-taxable	The Dreyfus Corporation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund	Class 2	Global equity large cap: foreign large value	Templeton Investment Counsel, LLC

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio	Service	Moderate allocation: 50% to 70% equity	Janus Capital Management LLC

Janus Henderson VIT Enterprise Portfolio	Service	US equity mid cap: mid-cap growth	Janus Capital Management LLC

Janus Henderson VIT Global Research Portfolio (closed on November 30, 2004)	Service	Global equity large cap: world large stock	Janus Capital Management LLC

Janus Henderson VIT Overseas Portfolio	Service	Global equity large cap: foreign large blend	Janus Capital Management LLC

Janus Henderson VIT Research Portfolio	Service	US equity large cap growth: large growth	Janus Capital Management LLC

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	US fixed income: intermediate-term bond	Morgan Stanley Investment Management Inc.

Discovery Portfolio	Class I	US equity mid cap: mid-cap growth	Morgan Stanley Investment Management Inc.

U.S. Real Estate Portfolio	Class I	Real estate sector equity: real estate	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisors Management Trust

Sustainable Equity Portfolio	Class S	US equity large cap blend: large blend	Neuberger Berman Investment Advisers LLC

Mid Cap Growth Portfolio	Class S	US equity mid cap: mid cap growth	Neuberger Berman Investment Advisers LLC

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA	Service	US equity large cap growth: large growth	OFI Global Asset Management, Inc. (Sub-Advisor OppenheimerFunds, Inc.)

Oppenheimer Conservative Balanced Fund/VA (closed on April 30, 2009)	Service	Cautious allocation: 30% to 50% equity	OFI Global Asset Management, Inc. (Sub-Advisor OppenheimerFunds, Inc.)

Oppenheimer Global Fund/VA	Service	Global equity: world stock	OFI Global Asset Management, Inc. (Sub-Advisor OppenheimerFunds, Inc.)

Oppenheimer Main Street Fund®/VA	Service	US equity large cap blend: large blend	OFI Global Asset Management, Inc. (Sub-Advisor OppenheimerFunds, Inc.)

Oppenheimer Main Street Small Cap Fund/VA	Service	US equity small cap: small blend	OFI Global Asset Management, Inc. (Sub-Advisor OppenheimerFunds, Inc.)

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio	Administrative	US fixed income: high yield bond	Pacific Investment Management Company LLC

PIMCO Real Return Portfolio	Administrative	US fixed income: inflation-protected bond	Pacific Investment Management Company LLC

PIMCO Total Return Portfolio	Administrative	US fixed income: intermediate-term bond	Pacific Investment Management Company LLC

Rydex Variable Trust

Guggenheim Long Short Equity Fund (closed on April 30, 2015)	N/A	Long/short equity: long/short equity	Rydex Investments

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund	N/A	Moderate allocation: world allocation	Wilshire Associates Incorporated

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

FEDERAL TAX MATTERS

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2010 Majesty Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•   IRC §408 (IRA, SEP, SIMPLE IRA)

•   IRC §408A (Roth IRA)

•   IRC §403(b) (Tax Sheltered Annuity)

•   IRC §401 (Pension, Profit–Sharing, 401(k))

•   Governmental IRC §457(b)

•   IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59½ may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59½ may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified

Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the Owner or plan participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a Roth IRA, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

APPENDIXES

The paragraph below replaces in its entirety APPENDIX A: CONDENSED FINANCIAL INFORMATION in the 2010 Majesty Prospectus.

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Subaccount at December 31, 2018 is included in the financial statements of Annuity Investors Variable Account C. The beginning Accumulation Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 at its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 at its inception date.